STOCKHOLDERS EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Deficit
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

Capital Structure

On May 14, 2025, the Company filed with the Secretary of State of Nevada a Certificate of Amendment to the Company’s Articles of Incorporation to increase the authorized capital of the Company to an aggregate of 600,000,000 shares, consisting of 325,000,000 shares of Common Stock, $0.0001 par value per share (the “Common Stock”); 50,000,000 shares of Class B Common Stock, $0.0001 par value per share; and 225,000,000 shares of Preferred Stock, par value $0.0001 per share.

On June 20, 2025, the Company approved the adoption of Certificates of Designation for the creation of four new series of preferred stock designated as the Series A Preferred Stock, $0.0001 par value per share; the Series B Convertible Preferred Stock, $0.0001 par value per share; the Series C Convertible Preferred Stock, $0.0001 par value per share; and the Series D Convertible Preferred Stock, $0.0001 par value per share.

The Series A Certificate of Designation designated 25,000,000 shares of Series A Preferred Stock with a stated value of $0.015 per share. Each share of Series A Preferred Stock is convertible into three shares of the Company’s Common Stock at the discretion of the holder, has liquidation preference over other classes of stock at its stated value, and has 10 votes for each share of Series A Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series A Preferred Stock not converted by the Holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series A Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. During the three and nine months ended September 30, 2025, holders converted 250,000 shares of Series A Preferred Stock into 750,000 shares of Common Stock. As of September 30, 2025, and December 31, 2024, there were 24,555,000 and -0- shares of Series A Preferred Stock issued and outstanding, respectively.

The Series B Certificate of Designation designated 100 shares of Series B Preferred Stock with a stated value of $1.00 per share. Each share of Series B Preferred Stock is convertible into one share of the Company’s Common Stock at such time as the holder ceases to be a director of the Company, has liquidation preference over other classes of stock at its stated value, and 200% of the total voting power of all holders of the Company’s common and preferred stock then outstanding. No dividends accrue on the Series B Preferred Stock. As of September 30, 2025, and December 31, 2024, there were 4 and -0- shares of Series B Preferred Stock issued and outstanding, respectively.

The Series C Certificate of Designation designated 329,289 shares of Series C Preferred Stock with no stated value. Each share of Series C Preferred Stock is convertible into 1.5 shares of the Company’s Common Stock at the discretion of the holder in six monthly installments starting six months after issuance, has no liquidation preference, and has one vote for each share of Series C Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series C Preferred Stock not converted by the Holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series C Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. As of September 30, 2025, and December 31, 2024, there were 329,288 and -0- shares of Series C Preferred Stock issued and outstanding, respectively.

The Series D Certificate of Designation designated 115,502 shares of Series D Preferred Stock with no stated value. Each share of Series D Preferred Stock is convertible into one share of the Company’s Common Stock at the discretion of the holder in six monthly installments starting six months after issuance, has no liquidation preference, and has one vote for each share of Series D Preferred Stock held by the holder. At any time prior to the Conversion Date, the Company shall have the right to redeem any or all of the shares of the Series D Preferred Stock not converted by the Holder into shares of Common Stock, upon notice, at a redemption price per share equal to the closing bid price of the Company’s common stock on the trading day immediately prior to the date on which the Company gives notice to the investor of the Company’s intention to redeem shares of the Series D Preferred Stock. Dividends shall be payable only when, as, and if declared by the Board of Directors of the Company, equally and on a per share basis. As of September 30, 2025, and December 31, 2024, there were 115,502 and -0- shares of Series D Preferred Stock issued and outstanding, respectively.

Equity Purchase Agreement

On July 31, 2025, the Company entered into an Equity Purchase Agreement (the “ELOC”) with Platinum Point Capital LLC, a Nevada limited liability company (the “Purchaser”) pursuant to which the Purchaser committed to purchase up to $15,000,000 of the Company’s Common Stock. In connection with the ELOC, the Company is required to pay the Purchaser a commitment fee (the “Commitment Fee”) in the amount of $450,000, payable in 598,404 shares of the Company’s common stock.  The Commitment Fee was recorded as a deferred offering cost as of September 30, 2025.  The shares representing the Commitment Fee were not issued as of September 3, 2025 and were included in “Equity consideration issuable” on the enclosed condensed consolidated balance sheet.

Upon filing and effectiveness of a Registration Statement on Form S-1 to register the Advance Shares (defined below) and provided other closing conditions are met, from time to time over the term of the ELOC, the Company shall have the right, but not the obligation, to direct the Purchaser to purchase shares of the Company’s Common Stock (the “Advance Shares”) in a maximum amount of one hundred percent (100%) of the average daily trading volume over the five trading days preceding the applicable advance date. At any time and from time to time during the three-year term of the ELOC, the Company may deliver a notice to Purchaser (the “Advance Notice”) and shall deliver the Advance Shares to Purchaser on the next trading day. The purchase price for the Advance Shares shall equal 90.0% of the gross proceeds received by the Purchaser for the resale of the Advance Shares during the three consecutive trading days immediately following the date an Advance Notice is delivered. The ELOC terminates upon the first to occur of (i) July 31, 2028; (ii) the date that $15,000,000 in Advance Shares have been purchased by the Purchaser; and (iii) the date that the Company terminates the ELOC.

Warrants

On June 2, 2025, the Company issued to an investment banking firm as compensation for a proposed future offering a two-year warrant to purchase 1,600,000 shares of Company Common Stock in four separate tranches: 400,000 shares at $0.70 exercise price, 400,000 shares at $1.00 exercise price, 400,000 shares at $1.30 exercise price, and 400,000 shares at $1.60 exercise price. The fair value of the warrant of $990,614 was recorded as a deferred offering cost as of September 30, 2025.

From September 17, 2021, to December 31, 2021, the Company sold 2,000,000 Common Stock Shares to 3 accredited investors at a price of $0.10 per share or an aggregate of $200,000, which subscription also included 1 Common Stock Purchase Warrant for each Common Stock Share Purchased, exercisable at ten (10) cents per share ($0.10). The Purchase Warrant provides that upon FINRA granting a trading symbol to the Company for quotation on the OTC Markets OTCQB, the Warrant Exercise Price will then be calculated at a 50% discount to the 7-day average price for that 7-day period preceding exercise of the Warrant. The Warrant Exercisable Period is 5 years from the date of the Subscriber subscribing to the Shares.

NOTE 7 – STOCKHOLDERS’ DEFICIT

Issuance of Common Stock

The Company has 200,000,000, $0.0001 par value shares of common stock authorized. On December 31, 2024, there were 25,615,000 common shares issued and outstanding.

On February 25, 2022, the Company cancelled 1,000,000 in common shares and warrants issued to an accredited investor.  The Company had entered into a subscription agreement on December 31, 2021, whereby the investor agreed to purchase up to 1,000,000 shares of common stock and 1,000,000 in warrants at $0.10 per share.  The investment was in excess of $50,000 entitling the investor to receive shares and warrants at a reduced price instead of at $0.20 per share from those investors investing less than $50,000. The investor failed to pay $75,000 of the aggregate investment and the Company has determined that the investor will not receive the benefit of the $0.10 per share price and its shares shall be calculated on the basis of $0.20 per share, for which there is an adjusted number of common shares (and no warrants), of 125,000 shares for the cash proceeds of $25,000 that the company received from the investor.

For the year ended December 31, 2022, the Company issued 550,000 shares of common stock for cash proceeds of $78,000, of which 350,000 shares of common stock, for cash proceeds of $35,000, were from the exercise of warrants. The Company has also received cash proceeds of $20,000 for 100,000 shares to be issued.  Additionally, the Company issued 617,482 common stocks for services at a value of $174,295 as of December 31, 2022.

For the year ended December 31, 2023, the Company issued 550,000 shares of common stock for cash proceeds of $100,000 and issued 600,000 shares of common stock for services rendered for a value of $122,000. The Company has also issued the 100,000 shares that were to be issued from the prior year for cash proceeds of $20,000 received in the prior year.  Additionally, the Company issued 500,000 shares of common stock from a convertible note and interest at a value of $60,000 as of December 31, 2023.

For the year ended December 31, 2024, the Company issued 150,000 shares of common stock for cash proceeds of $30,000 that were from the exercise of warrants and 100,000 shares of common stock for services rendered for a value of $58,000.  Additionally, the Company issued 1,100,000 shares of common stock from a convertible note and interest at a value of $680,000 and 30,018 restricted common stock shares as a gift to initial shareholders for a value of $17,410 as of December 31, 2024.

Warrants

From September 17, 2021, to December 31, 2021, the Company sold 2,000,000 Common Stock Shares to 3 accredited investors at a price of $0.10 per share or an aggregate of $200,000, which subscription also included 1 Common Stock Purchase Warrant for each Common Stock Share Purchased, exercisable at ten (10) cents per share ($0.10). Upon FINRA granting a trading symbol to the Company for quotation on the OTC Markets OTCQB, the Warrant Exercise Price will then be calculated at a 50% discount to the 7-day average price for that 7-day period preceding exercise of the Warrant. The Warrant Exercisable Period is 5 years from the date of the Subscriber subscribing to the Shares.

Under ASC 480 “Distinguishing Liabilities from Equity” the management has determined that these warrants are freestanding instruments issued by the Company to a shareholder giving them the right to purchases additional equity shares, thereby they are classified as equity. The warrants meet the underling factors that determine if they fall under the scope of ASC 480-10 to be classified as equity. The share purchase warrants are classified as equity instruments because a fixed amount of cash is exchanged for a fixed amount of equity.

Changes in Equity

For the year beginning January 1, 2024, the Company had a stockholders’ deficit balance of $76,960. With the issuance of 150,000 shares of common stock for cash proceeds of $30,000 that were from the exercise of warrants and 100,000 restricted common stock shares for services rendered, a value of $58,000, the issuance of 30,018 restricted common stock shares at a value of $17,410, the issuance of 900,000 restricted common stock shares for the conversion of a loan at a value of $540,000, the issuance of 200,000 restricted common stock shares as interest on a convertible loan, a value of $120,000, the adjustment for officers’ payroll  at a value of $135,000, the loss on the exercise of warrants of $60,000 and the net loss of $1,171,439 for the year ended December 31, 2024, the ending balance is a deficit of $287,989 as of December 31, 2024.

For the year beginning January 1, 2023, the Company had a shareholders’ equity balance of $10,672. With the sale of 550,000 shares of common stock for a value of $100,000, the issuance of 600,000 shares of common stock for services, a value of $122,000, the issuance of 500,000 shares of common stock for a convertible note plus interest for a value of $60,000, and the net loss of $348,288 for the year ended December 31, 2023, the ending balance in Stockholders’ Deficit is $76,960 as of December 31, 2023.